Condensed Parent Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Parent Only Financial Statements [Abstract]
Condensed Financial Statements

TARGA RESOURCES CORP.

PARENT ONLY

CONDENSED BALANCE SHEETS

	December 31,
	2015	2014
	(In millions)
ASSETS
Investment in consolidated subsidiaries	$1,999.4	$243.8
Deferred income taxes	43.7	27.9
Long-term debt issuance costs	8.6	1.0
Other long-term assets	4.5	—

Total assets	$2,056.2	$272.7

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued current liabilities	$1.2	$0.6
Long-term debt	593.1	102.0
Other long-term liabilities	0.5	0.3
Commitments and contingencies
Targa Resources Corp. stockholders’ equity	1,461.4	169.8

Total liabilities and stockholders’ equity	$2,056.2	$272.7

TARGA RESOURCES CORP.

PARENT ONLY

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2015	2014	2013
	(In millions, except per share amounts)
Equity in net income (loss) of consolidated subsidiaries	$87.6	$109.8	$72.6
General and administrative expenses	(8.0)	(8.3)	(8.4)

Income (loss) from operations	79.6	101.5	64.2
Other income (expense):
Loss on debt extinguishment	(12.9)	—	—
Interest expense	(24.2)	(3.2)	(3.2)

Income (loss) before income taxes	42.5	98.3	61.0
Deferred income tax (expense) benefit	15.8	4.0	4.1

Net income (loss) available to common shareholders	$58.3	$102.3	$65.1

Net income (loss) available per common share - basic	$1.09	$2.44	$1.56

Net income (loss) available per common share - diluted	$1.09	$2.43	$1.55

Weighted average shares outstanding - basic	53.5	42.0	41.6
Weighted average shares outstanding - diluted	53.6	42.1	42.1

TARGA RESOURCES CORP.

PARENT ONLY

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Net cash provided by operating activities	$62.6	$(1.3)	$(4.1)

Investing activities:
Business acquisitions, net of cash acquired	(745.7)	—	—
Distribution and return of advances from consolidated subsidiaries	60.8	97.3	101.6

Net cash provided/(used) by investing activities	(684.9)	97.3	101.6

Financing activities:
Long-term debt borrowings	914.5	92.0	65.0
Long-term debt repayments	(424.0)	(74.0)	(63.0)
Costs incurred in connection with financing arrangements	(22.5)	—	—
Issuance of common stock	335.5	—	—
Repurchase of common stock	(3.3)	—	(13.3)
Dividends to common and common equivalent shareholders	(179.0)	(113.0)	(87.8)
Excess tax benefit from stock-based awards	1.1	(1.0)	1.6
Distribution to owners	—	—	—

Net cash provided/(used) in financing activities	622.3	(96.0)	(97.5)

Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents - beginning of year	—	—	—

Cash and cash equivalents - end of year	$—	$—	$—